Expense Example {- Fidelity Freedom Blend 2025 Fund} - NF_03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-03 - Fidelity Freedom Blend 2025 Fund - Premier Class	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 27
3 years	84
5 years	146
10 years	$ 326